UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2014
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)



    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 55.3%

                 AEROSPACE & DEFENSE - 2.7%
          4,667  Honeywell International, Inc. .....................................   $      468,172
          3,720  Northrop Grumman Corp. ............................................          471,418
          2,868  Lockheed Martin Corp. .............................................          468,172
          3,720  Northrop Grumman Corp. ............................................          458,974
          4,701  Raytheon Co. ......................................................          464,412
          5,768  Rockwell Collins, Inc. ............................................          459,537
          3,747  United Technologies Corp. .........................................          437,799
                                                                                       --------------
                                                                                            3,193,223
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.6%
          7,307  CH Robinson Worldwide, Inc. .......................................          382,814
          9,637  Expeditors International of Washington, Inc. ......................          381,914
                                                                                       --------------
                                                                                              764,728
                                                                                       --------------

                 BANKS - 2.3%
          7,211  Bank of Hawaii Corp. ..............................................          437,059
          5,729  Cullen/Frost Bankers, Inc. ........................................          444,169
         12,193  East West Bancorp, Inc. ...........................................          445,045
         44,190  Huntington Bancshares, Inc. .......................................          440,574
         10,556  U.S. Bancorp ......................................................          452,430
          9,392  Wells Fargo & Co. .................................................          467,158
                                                                                       --------------
                                                                                            2,686,435
                                                                                       --------------

                 BEVERAGES - 1.1%
         10,323  Coca-Cola (The) Co. ...............................................          399,087
          8,753  Dr. Pepper Snapple Group, Inc. ....................................          476,688
          5,142  PepsiCo, Inc. .....................................................          429,357
                                                                                       --------------
                                                                                            1,305,132
                                                                                       --------------

                 CAPITAL MARKETS - 1.1%
         12,277  SEI Investments Co. ...............................................          412,630
          5,092  T. Rowe Price Group, Inc. .........................................          419,326
         13,918  TD Ameritrade Holding Corp. .......................................          472,516
                                                                                       --------------
                                                                                            1,304,472
                                                                                       --------------

                 CHEMICALS - 2.6%
          3,813  Airgas, Inc. ......................................................          406,123
          5,652  FMC Corp. .........................................................          432,717
          4,959  International Flavors & Fragrances, Inc. ..........................          474,427
          7,098  Minerals Technologies, Inc. .......................................          458,247
          3,280  Praxair, Inc. .....................................................          429,582
          6,853  Scotts Miracle-Gro (The) Co., Class A .............................          419,952
          4,537  Sigma-Aldrich Corp. ...............................................          423,665
                                                                                       --------------
                                                                                            3,044,713
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.4%
          7,157  Cintas Corp. ......................................................          426,629
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.7%
          9,180  Plantronics, Inc. .................................................          408,051


                           See Notes to Quarterly Portfolio of Investments



FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 COMMUNICATIONS EQUIPMENT (CONTINUED)
          5,742  QUALCOMM, Inc. ....................................................   $      452,814
                                                                                       --------------
                                                                                              860,865
                                                                                       --------------

                 CONTAINERS & PACKAGING - 1.1%
          6,287  Aptargroup, Inc. ..................................................          415,571
          8,255  Ball Corp. ........................................................          452,456
          6,738  Packaging Corp. of America ........................................          474,153
                                                                                       --------------
                                                                                            1,342,180
                                                                                       --------------

                 DISTRIBUTORS - 0.4%
          5,127  Genuine Parts Co. .................................................          445,280
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.4%
          8,208  CBOE Holdings, Inc. ...............................................          464,573
                                                                                       --------------

                 ELECTRIC UTILITIES - 0.8%
          9,146  Cleco Corp. .......................................................          462,604
          8,227  IDACORP, Inc. .....................................................          456,352
                                                                                       --------------
                                                                                              918,956
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
          4,781  Amphenol Corp., Class A ...........................................          438,179
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.5%
          5,958  CVS Caremark Corp. ................................................          446,016
         10,788  Kroger (The) Co. ..................................................          470,896
         11,813  Sysco Corp. .......................................................          426,804
          5,419  Wal-Mart Stores, Inc. .............................................          414,174
                                                                                       --------------
                                                                                            1,757,890
                                                                                       --------------

                 FOOD PRODUCTS - 3.0%
         15,068  Fresh Del Monte Produce, Inc. .....................................          415,425
          8,544  General Mills, Inc. ...............................................          442,750
          4,386  Hershey (The) Co. .................................................          457,899
          9,440  Hormel Foods Corp. ................................................          465,109
          6,228  Ingredion, Inc. ...................................................          424,002
          4,116  JM Smucker (The) Co. ..............................................          400,240
          4,839  Lancaster Colony Corp. ............................................          481,093
          6,188  McCormick & Co., Inc. .............................................          443,927
                                                                                       --------------
                                                                                            3,530,445
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
          6,132  Baxter International, Inc. ........................................          451,193
          3,860  Becton, Dickinson & Co. ...........................................          451,929
          6,261  Covidien PLC ......................................................          461,185
          7,431  Medtronic, Inc. ...................................................          457,304
          8,874  STERIS Corp. ......................................................          423,733
                                                                                       --------------
                                                                                            2,245,344
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.3%
          6,064  AmerisourceBergen Corp. ...........................................          397,738


                           See Notes to Quarterly Portfolio of Investments



FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
          5,566  Chemed Corp. ......................................................   $      497,878
         11,663  Owens & Minor, Inc. ...............................................          408,555
         10,350  Patterson Cos., Inc. ..............................................          432,216
          7,965  Quest Diagnostics, Inc. ...........................................          461,333
          5,663  UnitedHealth Group, Inc. ..........................................          464,309
                                                                                       --------------
                                                                                            2,662,029
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 0.7%
          3,874  Cracker Barrel Old Country Store, Inc. ............................          376,708
          4,395  McDonald's Corp. ..................................................          430,842
                                                                                       --------------
                                                                                              807,550
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.4%
          9,232  Garmin, Ltd. ......................................................          510,160
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 1.1%
          6,434  Church & Dwight Co., Inc. .........................................          444,396
          4,083  Kimberly-Clark Corp. ..............................................          450,151
          5,237  Procter & Gamble (The) Co. ........................................          422,102
                                                                                       --------------
                                                                                            1,316,649
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.3%
          3,041  3M Co. ............................................................          412,542
                                                                                       --------------

                 INSURANCE - 5.4%
          4,119  ACE, Ltd. .........................................................          408,028
          3,781  Allied World Assurance Co. Holdings, AG ...........................          390,161
          7,389  American Financial Group, Inc. ....................................          426,419
         13,044  Amtrust Financial Services, Inc. ..................................          490,585
          4,413  Chubb Corp. .......................................................          394,081
          2,737  Everest Re Group, Ltd. ............................................          418,898
         15,121  First American Financial Corp. ....................................          401,463
          9,243  HCC Insurance Holdings, Inc. ......................................          420,464
          8,817  Marsh & McLennan Cos., Inc. .......................................          434,678
          6,959  Platinum Underwriters Holdings, Ltd. ..............................          418,236
          9,937  Primerica, Inc. ...................................................          468,132
          4,381  RenaissanceRe Holdings, Ltd. ......................................          427,586
          8,758  RLI Corp. .........................................................          387,454
          5,456  Torchmark Corp. ...................................................          429,387
          4,709  Travelers (The) Cos., Inc. ........................................          400,736
                                                                                       --------------
                                                                                            6,316,308
                                                                                       --------------

                 IT SERVICES - 3.1%
          5,186  Accenture PLC, Class A ............................................          413,428
          5,277  Automatic Data Processing, Inc. ...................................          407,701
         10,790  Broadridge Financial Solutions, Inc. ..............................          400,741
          4,699  DST Systems, Inc. .................................................          445,418
          8,556  Heartland Payment Systems, Inc. ...................................          354,646
          2,274  International Business Machines Corp. .............................          437,722
          7,203  Jack Henry & Associates, Inc. .....................................          401,639
          9,365  Paychex, Inc. .....................................................          398,949


                           See Notes to Quarterly Portfolio of Investments



FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 IT SERVICES (CONTINUED)
          1,914  Visa, Inc., Class A ...............................................   $      413,156
                                                                                       --------------
                                                                                            3,673,400
                                                                                       --------------

                 LEISURE PRODUCTS - 0.3%
          8,963  Mattel, Inc. ......................................................          359,506
                                                                                       --------------

                 MACHINERY - 1.8%
          6,627  CLARCOR, Inc. .....................................................          380,058
          9,812  Donaldson Co., Inc. ...............................................          416,029
          6,705  Toro (The) Co. ....................................................          423,689
          2,859  Valmont Industries, Inc. ..........................................          425,534
          5,741  Wabtec Corp. ......................................................          444,927
                                                                                       --------------
                                                                                            2,090,237
                                                                                       --------------

                 MEDIA - 1.4%
          5,460  Morningstar, Inc. .................................................          431,449
          4,935  Scripps Networks Interactive, Inc., Class A .......................          374,616
         12,125  Twenty-First Century Fox, Inc., Class A ...........................          387,636
          5,582  Walt Disney (The) Co. .............................................          446,951
                                                                                       --------------
                                                                                            1,640,652
                                                                                       --------------

                 MULTI-UTILITIES - 0.4%
         10,316  Wisconsin Energy Corp. ............................................          480,210
                                                                                       --------------

                 MULTILINE RETAIL - 0.7%
          6,563  Family Dollar Stores, Inc. ........................................          380,720
          6,740  Target Corp. ......................................................          407,837
                                                                                       --------------
                                                                                              788,557
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 1.0%
          3,413  Chevron Corp. .....................................................          405,840
          6,035  ConocoPhillips ....................................................          424,562
          4,213  Exxon Mobil Corp. .................................................          411,526
                                                                                       --------------
                                                                                            1,241,928
                                                                                       --------------

                 PAPER & FOREST PRODUCTS - 0.3%
          8,285  Schweitzer-Mauduit International, Inc. ............................          352,858
                                                                                       --------------

                 PHARMACEUTICALS - 1.2%
          8,361  Eli Lilly & Co. ...................................................          492,128
          4,656  Johnson & Johnson .................................................          457,359
         13,922  Pfizer, Inc. ......................................................          447,175
                                                                                       --------------
                                                                                            1,396,662
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS - 1.6%
         22,106  American Capital Agency Corp. .....................................          475,058
         42,770  Annaly Capital Management, Inc. ...................................          469,187
         18,572  PennyMac Mortgage Investment Trust ................................          443,871
          2,833  Public Storage ....................................................          477,332
                                                                                       --------------
                                                                                            1,865,448
                                                                                       --------------

                           See Notes to Quarterly Portfolio of Investments



FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 ROAD & RAIL - 0.4%
          2,539  Union Pacific Corp. ...............................................   $      476,469
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
         13,116  Altera Corp. ......................................................          475,324
          8,372  Analog Devices, Inc. ..............................................          444,888
          8,063  Avago Technologies, Ltd. ..........................................          519,338
         16,429  Intel Corp. .......................................................          424,032
          6,616  KLA-Tencor Corp. ..................................................          457,430
          9,361  Linear Technology Corp. ...........................................          455,787
         15,285  Maxim Integrated Products, Inc. ...................................          506,239
          9,711  Texas Instruments, Inc. ...........................................          457,874
          9,287  Xilinx, Inc. ......................................................          504,006
                                                                                       --------------
                                                                                            4,244,918
                                                                                       --------------

                 SOFTWARE - 1.5%
         12,672  CA, Inc. ..........................................................          392,452
          3,927  FactSet Research Systems, Inc. ....................................          423,370
         11,398  Microsoft Corp. ...................................................          467,204
         11,145  Oracle Corp. ......................................................          455,942
                                                                                       --------------
                                                                                            1,738,968
                                                                                       --------------

                 SPECIALTY RETAIL - 3.3%
         14,504  Aaron's, Inc. .....................................................          438,601
         15,137  Finish Line (The), Inc., Class A ..................................          410,061
         10,291  Foot Locker, Inc. .................................................          483,471
          5,179  Home Depot (The), Inc. ............................................          409,814
          5,863  PetSmart, Inc. ....................................................          403,902
          5,691  Ross Stores, Inc. .................................................          407,191
          6,692  TJX (The) Cos., Inc. ..............................................          405,870
          5,496  Tractor Supply Co. ................................................          388,183
          7,316  Williams-Sonoma, Inc. .............................................          487,538
                                                                                       --------------
                                                                                            3,834,631
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.3%
          7,597  Coach, Inc. .......................................................          377,267
          5,423  NIKE, Inc., Class B ...............................................          400,543
          2,414  Ralph Lauren Corp. ................................................          388,485
          6,840  VF Corp. ..........................................................          423,259
                                                                                       --------------
                                                                                            1,589,554
                                                                                       --------------

                 THRIFTS & MORTGAGE FINANCE - 0.4%
         28,851  Northwest Bancshares, Inc. ........................................          421,225
                                                                                       --------------

                 TOBACCO - 0.7%
         11,108  Altria Group, Inc. ................................................          415,772
          8,530  Reynolds American, Inc. ...........................................          455,673
                                                                                       --------------
                                                                                              871,445
                                                                                       --------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.1%
          8,687  Applied Industrial Technologies, Inc. .............................          419,061
          8,977  Fastenal Co. ......................................................          442,746


                          See Notes to Quarterly Portfolio of Investments



FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
          1,670  W.W. Grainger, Inc. ...............................................   $      421,942
                                                                                       --------------
                                                                                            1,283,749
                                                                                       --------------
                 TOTAL COMMON STOCKS ...............................................       65,104,699
                 (Cost $57,245,600)                                                    --------------

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - 39.2%

                 AEROSPACE & DEFENSE - 0.8%
$       250,000  Boeing Capital Corp. ..................     4.70%        10/27/19            279,287
        250,000  United Technologies Corp. .............     1.80%        06/01/17            254,373
        425,000  United Technologies Corp. .............     3.10%        06/01/22            425,008
                                                                                       --------------
                                                                                              958,668
                                                                                       --------------

                 AUTOMOBILES - 0.8%
        450,000  Ford Motor Credit Co., LLC ............     2.88%        10/01/18            458,930
        500,000  Ford Motor Credit Co., LLC ............     4.38%        08/06/23            516,862
                                                                                       --------------
                                                                                              975,792
                                                                                       --------------

                 BANKS - 6.9%
      1,025,000  Bank of America Corp. .................     2.60%        01/15/19          1,030,196
        700,000  Bank of America Corp. .................     5.70%        01/24/22            804,415
        225,000  Bank of America Corp. .................     5.88%        02/07/42            261,116
        100,000  Bank of America Corp. .................     4.88%        04/01/44            100,851
        525,000  Citigroup, Inc. .......................     4.45%        01/10/17            567,387
        200,000  Citigroup, Inc. .......................     2.50%        09/26/18            201,298
        600,000  Citigroup, Inc. .......................     4.50%        01/14/22            636,775
        200,000  Citigroup, Inc. .......................     6.13%        08/25/36            219,494
        200,000  Citigroup, Inc. .......................     5.88%        01/30/42            230,402
        200,000  Citigroup, Inc. .......................     6.68%        09/13/43            235,021
        600,000  HSBC USA, Inc. ........................     1.63%        01/16/18            595,591
        400,000  HSBC USA, Inc. ........................     4.88%        08/24/20            434,907
        525,000  JPMorgan Chase & Co. ..................     4.63%        05/10/21            573,247
        200,000  JPMorgan Chase & Co. ..................     3.20%        01/25/23            194,302
        400,000  JPMorgan Chase & Co. ..................     3.88%        02/01/24            404,409
        400,000  JPMorgan Chase & Co. ..................     6.40%        05/15/38            497,395
        100,000  JPMorgan Chase & Co. ..................     4.85%        02/01/44            102,369
        750,000  Wells Fargo & Co. .....................     3.00%        01/22/21            751,664
        200,000  Wells Fargo & Co. .....................     5.95%        08/26/36            242,859
                                                                                       --------------
                                                                                            8,083,698
                                                                                       --------------

                 BEVERAGES - 1.1%
        325,000  Anheuser-Busch Inbev Finance, Inc. ....      4.63%       02/01/44            334,809
        650,000  Anheuser-Busch Inbev Worldwide,
                    Inc. ...............................      2.50%       07/15/22            614,858
        250,000  Coca-Cola (The) Co. ...................      3.20%       11/01/23            246,352
        100,000  PepsiCo, Inc. .........................      2.25%       01/07/19            100,546
                                                                                       --------------
                                                                                            1,296,565
                                                                                       --------------


                           See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BIOTECHNOLOGY - 0.3%
$       350,000  Gilead Sciences, Inc. .................     3.70%        04/01/24     $      350,874
                                                                                       --------------

                 CAPITAL MARKETS - 3.0%
        525,000  Goldman Sachs Group (The), Inc. .......     6.15%        04/01/18            600,715
        450,000  Goldman Sachs Group (The), Inc. .......     3.63%        01/22/23            443,494
        250,000  Goldman Sachs Group (The), Inc. .......     4.00%        03/03/24            249,397
        400,000  Goldman Sachs Group (The), Inc. .......     6.25%        02/01/41            476,652
        200,000  Morgan Stanley ........................     2.13%        04/25/18            199,755
        300,000  Morgan Stanley ........................     2.50%        01/24/19            299,501
        550,000  Morgan Stanley ........................     5.50%        07/28/21            622,377
        250,000  Morgan Stanley ........................     3.75%        02/25/23            248,881
        350,000  Morgan Stanley ........................     6.38%        07/24/42            428,499
                                                                                       --------------
                                                                                            3,569,271
                                                                                       --------------

                 CHEMICALS - 0.5%
        300,000  Dow Chemical (The) Co. ................     8.55%        05/15/19            384,548
        200,000  Dow Chemical (The) Co. ................     4.13%        11/15/21            209,787
                                                                                       --------------
                                                                                              594,335
                                                                                       --------------

                 CONSUMER FINANCE - 1.6%
        200,000  American Express Credit Corp ..........     2.13%        03/18/19            199,424
        400,000  American Express Credit Corp. .........     2.80%        09/19/16            417,409
        500,000  American Express Credit Corp. .........     2.13%        07/27/18            502,845
        800,000  Caterpillar Financial Services
                    Corp. ..............................     1.63%        06/01/17            807,182
                                                                                       --------------
                                                                                            1,926,860
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.3%
        250,000  General Electric Capital Corp. ........     2.30%        04/27/17            257,614
        500,000  General Electric Capital Corp. ........     5.63%        09/15/17            567,755
        550,000  General Electric Capital Corp. ........     6.75%        03/15/32            709,157
                                                                                       --------------
                                                                                            1,534,526
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
        500,000  AT&T, Inc. ............................     1.70%        06/01/17            504,715
        200,000  AT&T, Inc. ............................     3.88%        08/15/21            208,933
        200,000  Verizon Communications, Inc. (a).......     1.76%        09/15/16            205,860
        200,000  Verizon Communications, Inc. ..........     2.50%        09/15/16            207,217
        375,000  Verizon Communications, Inc. ..........     5.15%        09/15/23            411,145
        725,000  Verizon Communications, Inc. ..........     6.55%        09/15/43            885,469
                                                                                       --------------
                                                                                            2,423,339
                                                                                       --------------

                 ELECTRIC UTILITIES - 2.2%
        500,000  American Electric Power Co., Inc. .....     1.65%        12/15/17            497,254
        650,000  Constellation Energy Group, Inc. ......     5.15%        12/01/20            710,919
        200,000  Duke Energy Carolinas, LLC ............     6.00%        01/15/38            246,844
        100,000  MidAmerican Energy Co. ................     3.50%        10/15/24             99,511
        200,000  MidAmerican Energy Co. ................     4.80%        09/15/43            212,751
        100,000  MidAmerican Energy Co. ................     4.40%        10/15/44             99,399


                           See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
$       625,000  NV Energy, Inc. .......................     6.25%        11/15/20     $      730,669
                                                                                       --------------
                                                                                            2,597,347
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.1%
        570,000  CVS Caremark Corp. ....................     4.00%        12/05/23            583,522
        200,000  Kroger (The) Co. ......................     3.30%        01/15/21            200,118
        400,000  Wal-Mart Stores, Inc. .................     5.63%        04/15/41            476,232
                                                                                       --------------
                                                                                            1,259,872
                                                                                       --------------

                 FOOD PRODUCTS - 0.5%
        200,000  Kraft Foods Group, Inc. ...............     6.13%        08/23/18            232,333
        300,000  Kraft Foods Group, Inc. ...............     5.00%        06/04/42            315,354
                                                                                       --------------
                                                                                              547,687
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.4%
        500,000  UnitedHealth Group, Inc. ..............     1.63%        03/15/19            486,894
                                                                                       --------------

                 INSURANCE - 3.9%
        800,000  American International Group, Inc. ....     5.85%        01/16/18            914,997
        300,000  American International Group, Inc. ....     3.38%        08/15/20            306,705
        200,000  American International Group, Inc. ....     6.25%        05/01/36            248,778
      1,150,000  Berkshire Hathaway Finance Corp. ......     1.60%        05/15/17          1,164,950
        200,000  Berkshire Hathaway Finance Corp. ......     4.30%        05/15/43            191,935
        150,000  CNA Financial Corp. ...................     3.95%        05/15/24            150,991
        850,000  MetLife, Inc. .........................     6.75%        06/01/16            953,729
        300,000  MetLife, Inc. .........................     4.88%        11/13/43            312,706
        300,000  Travelers (The) Cos., Inc. ............     5.75%        12/15/17            344,618
                                                                                       --------------
                                                                                            4,589,409
                                                                                       --------------

                 IT SERVICES - 0.5%
        600,000  International Business Machines
                    Corp. ..............................     1.63%        05/15/20            568,532
                                                                                       --------------

                 MEDIA - 1.8%
        250,000  21st Century Fox America, Inc. ........     5.40%        10/01/43            270,169
        675,000  Comcast Corp. .........................     4.25%        01/15/33            663,717
        200,000  DIRECTV Holdings, LLC/DIRECTV
                    Financing Co., Inc. ................     5.20%        03/15/20            219,281
        175,000  NBCUniversal Media, LLC ...............     2.88%        01/15/23            169,372
        175,000  Time Warner Cable, Inc. ...............     4.50%        09/15/42            161,265
        300,000  Time Warner, Inc. .....................     4.88%        03/15/20            331,187
        200,000  Time Warner, Inc. .....................     6.50%        11/15/36            237,882
        100,000  Walt Disney (The) Co. .................     5.50%        03/15/19            115,820
                                                                                       --------------
                                                                                            2,168,693
                                                                                       --------------

                 METALS & MINING - 0.9%
        500,000  Freeport-McMoRan Copper & Gold,
                    Inc. ...............................     2.38%        03/15/18            499,033
        500,000  Newmont Mining Corp. ..................     5.13%        10/01/19            532,407
                                                                                       --------------
                                                                                            1,031,440
                                                                                       --------------

                 MULTI-UTILITIES - 0.2%
        200,000  Pacific Gas & Electric Co. ............     6.05%        03/01/34            236,932
                                                                                       --------------


                           See Notes to Quarterly Portfolio of Investments



FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS - 3.9%
$       350,000  ConocoPhillips Co. ....................     2.40%        12/15/22     $      330,168
        200,000  ConocoPhillips Co. ....................     6.50%        02/01/39            263,734
        100,000  Continental Resources, Inc. ...........     4.50%        04/15/23            103,755
        325,000  Devon Energy Corp. ....................     2.25%        12/15/18            323,607
        325,000  Devon Energy Corp. ....................     3.25%        05/15/22            320,665
        500,000  Energy Transfer Partners L.P. .........     3.60%        02/01/23            479,132
        225,000  Energy Transfer Partners L.P. .........     6.50%        02/01/42            255,866
        300,000  Kinder Morgan Energy Partners L.P. ....     3.95%        09/01/22            298,942
        150,000  Kinder Morgan Energy Partners L.P. ....     6.95%        01/15/38            180,206
        100,000  Kinder Morgan Energy Partners L.P. ....     5.00%        03/01/43             95,567
        800,000  ONEOK Partners L.P. ...................     2.00%        10/01/17            804,208
        100,000  Phillips 66 ...........................     4.30%        04/01/22            105,899
        200,000  Pioneer Natural Resources Co. .........     3.95%        07/15/22            204,572
        200,000  Plains All American Pipeline L.P./PAA
                    Finance Corp. ......................     3.85%        10/15/23            200,006
        350,000  Spectra Energy Capital, LLC ...........     3.30%        03/15/23            318,620
        250,000  Spectra Energy Partners L.P. ..........     4.75%        03/15/24            263,940
                                                                                       --------------
                                                                                            4,548,887
                                                                                       --------------

                 PHARMACEUTICALS - 0.9%
        600,000  AbbVie, Inc. ..........................     1.75%        11/06/17            602,418
        400,000  Novartis Capital Corp. ................     3.40%        05/06/24            400,364
                                                                                       --------------
                                                                                            1,002,782
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS - 0.6%
        300,000  Boston Properties L.P. ................     3.85%        02/01/23            303,073
        400,000  Weyerhaeuser Co. ......................     4.63%        09/15/23            417,922
                                                                                       --------------
                                                                                              720,995
                                                                                       --------------

                 ROAD & RAIL - 0.7%
        450,000  Burlington Northern Santa Fe, LLC .....     3.00%        03/15/23            425,541
        325,000  Burlington Northern Santa Fe, LLC .....     5.15%        09/01/43            345,786
                                                                                       --------------
                                                                                              771,327
                                                                                       --------------

                 SOFTWARE - 1.1%
        200,000  Microsoft Corp. .......................     4.88%        12/15/43            216,868
        600,000  Oracle Corp. ..........................     2.50%        10/15/22            565,434
        200,000  Oracle Corp. ..........................     3.63%        07/15/23            202,921
        300,000  Oracle Corp. ..........................     5.38%        07/15/40            340,650
                                                                                       --------------
                                                                                            1,325,873
                                                                                       --------------

                 SPECIALTY RETAIL - 0.3%
        300,000  Home Depot (The), Inc. ................     5.40%        09/15/40            340,439
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE
                      & PERIPHERALS - 1.1%
        300,000  EMC Corp. .............................     1.88%        06/01/18            300,098
        300,000  Hewlett-Packard Co. ...................     2.60%        09/15/17            309,377
        700,000  Hewlett-Packard Co. ...................     3.75%        12/01/20            712,106
                                                                                       --------------
                                                                                            1,321,581
                                                                                       --------------


                           See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 TOBACCO - 0.7%
$       575,000  Altria Group, Inc. ....................     2.85%        08/09/22     $      540,569
        200,000  Altria Group, Inc. ....................     10.20%       02/06/39            329,196
                                                                                       --------------
                                                                                              869,765
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES ....................................      46,102,383
                 (Cost $45,947,528)                                                    --------------


FOREIGN CORPORATE BONDS AND NOTES - 0.7%

                 CAPITAL MARKETS - 0.3%
        300,000  Credit Suisse .........................     5.40%         01/14/20           334,455
                                                                                       --------------
                 CHEMICALS - 0.3%
        200,000  LYB International Finance, B.V. .......     4.00%         07/15/23           204,363
        175,000  LYB International Finance, B.V. .......     4.88%         03/15/44           175,370
                                                                                       --------------
                                                                                              379,733
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.1%
        100,000  Encana Corp. ..........................     6.63%        08/15/37            119,427
         25,000  Encana Corp. ..........................     5.15%        11/15/41             25,781
                                                                                       --------------
                                                                                              145,208
                                                                                       --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES ............................         859,396
                 (Cost $850,199)                                                       --------------



U.S. GOVERNMENT BONDS AND NOTES - 2.2%
        325,000  United States Treasury Bond ...........     2.88%        05/15/43            283,715
        150,000  United States Treasury Note (b) .......     0.25%        05/15/16            149,232
        900,000  United States Treasury Note............     1.38%        09/30/18            892,020
        450,000  United States Treasury Note............     1.50%        01/31/19            446,080
        850,000  United States Treasury Note............     2.75%        11/15/23            853,918
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES ..............................       2,624,965
                 (Cost $2,631,240)                                                     --------------


                 TOTAL INVESTMENTS - 97.4% ..........................................     114,691,443
                 (Cost $106,674,567) (c)

                 NET OTHER ASSETS AND LIABILITIES - 2.6% ............................       3,021,492
                                                                                       --------------
                 NET ASSETS - 100.0% ................................................  $  117,712,935
                                                                                       ==============


-----------------------------
      (a) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2014.

      (b) All or a portion of this security segregated as collateral for open futures contracts.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,786,916 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $770,040.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    65,104,699  $  65,104,699  $            --  $           --
Corporate Bonds and Notes*....................       46,102,383             --       46,102,383              --
Foreign Corporate Bonds and Notes*............          859,396             --          859,396              --
U.S. Government Bonds and Notes...............        2,624,965             --        2,624,965              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $   114,691,443  $  65,104,699  $    49,586,744  $           --
                                                ===============  =============  ===============  ==============



                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Futures Contracts.............................  $       (17,639) $     (17,639) $            --  $           --
                                                ===============  =============  ===============  ==============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

OPEN FUTURES CONTRACTS AT MARCH 31, 2014 (see Note 2C - Futures Contracts in the Notes to Quarterly Portfolio of Investments):


                                                                                                     UNREALIZED
                                                 NUMBER OF        EXPIRATION                        APPRECIATION/
SHORT FUTURES CONTRACTS                          CONTRACTS           MONTH         NOTIONAL VALUE  (DEPRECIATION)
----------------------------------------------  ------------  -------------------  --------------  --------------
U.S. Treasury 5-Year Notes                            4            June-2014              479,844           4,022
U.S. Treasury 10-Year Notes                          45            June-2014            5,576,703          19,096
Ultra Long Term U.S. Treasury Bond Futures           13            June-2014            1,837,367         (40,757)
                                                                                   --------------  --------------
       Total Futures Contracts                                                     $    7,893,914  $      (17,639)
                                                                                   ==============  ==============

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of one series, First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"), which commenced investment operations on May 1, 2012.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Share is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at the closing bid price.

      Corporate bonds, notes, U.S. government securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)   benchmark yields;

      2)   reported trades;

      3)   broker/dealer quotes;

      4)   issuer spreads;

      5)   benchmark securities;

      6)   bids and offers; and

      7)   reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price. Over-the-counter futures contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2014 (UNAUDITED)


quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on First Trust Advisors L.P.'s or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar business in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2014 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2014 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS:

The Fund purchases or sells (i.e. is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

For the fiscal year to date period (January 1, 2014 to March 31, 2014), the amount of notional values of futures contracts opened and closed were $12,567,352 and $8,467,523, respectively.

D. BORROWINGS:

Effective March 28, 2014, the Trust and certain funds contained within the First Trust Series Fund and First Trust Exchange-Traded Fund IV entered into a $30 million Committed Line of Credit ("Line of Credit") with the Bank of New York Mellon ("BNYM") to be a liquidity backstop during periods of high redemption volume. BNYM charges a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, which First Trust allocates amongst the funds that have access to the Line of Credit. To the extent that the Fund accesses the Line of Credit, there would also be an interest fee charged. The joint line of credit that the Trust previously entered into with the Bank of Nova Scotia was terminated effective March 28, 2014.

E. ADDITION OF SHARE CLASS:

Effective January 22, 2014, the Trust adopted a Designation of Classes of Shares, a Multiple Class Plan and an Amended Rule 12b-1 Service Plan, thereby establishing and designating Class I shares of the Trust (which pay 12b-1 service fees) and Class II shares of the Trust (which do not pay 12b-1 service fees). The Class II shares were launched effective May 1, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Variable Insurance Trust
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 16, 2014
     ------------------

* Print the name and title of each signing officer under his or her signature.